INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
INCOME TAXES
NOTE 10 - INCOME TAXES

NOTE 10 – INCOME TAXES

The Company follows ASC 740, Accounting for Income Taxes. During 2009, there was a change in control of the Company. Under section 382 of the Internal Revenue Code such a change in control negates much of the tax loss carry forward and deferred income tax. Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carry forwards. For federal income tax purposes, the Company uses the accrual basis of accounting, the same that is used for financial reporting purposes.

The Company did not have taxable income during 2021.

The Company's deferred tax assets consisted of the following as of June 30, 2022, and December 31, 2021:

	2022	2021
Net operating loss	$860,447	$753,258
Valuation allowance	(860,447)	(753,258)
Net deferred tax asset	$-	$-

As of June 30, 2022, and December 31, 2021, the Company's accumulated net operating loss carry forward was approximately $4,097,367 and $3,586,945, respectively and will begin to expire in the year 2032. The deferred tax assets have been adjusted to reflect the recently enacted corporate tax rate of 21%.

NOTE 10 – INCOME TAXES

The Company follows ASC 740, Accounting for Income Taxes. During 2009, there was a change in control of the Company. Under section 382 of the Internal Revenue Code such a change in control negates much of the tax loss carry forward and deferred income tax. Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carry forwards. For federal income tax purposes, the Company uses the accrual basis of accounting, the same that is used for financial reporting purposes.

The Company did not have taxable income during 2021 or 2020.

The Company's deferred tax assets consisted of the following as of December 31, 2021 and 2020:

	2021	2020
Net operating loss	$753,258	$661,701
Valuation allowance	(753,258)	(661,701)
Net deferred tax asset	$-	$-

As of December 31, 2021 and 2020, the Company's accumulated net operating loss carry forward was approximately $3,586,945 and $3,150,957 respectively and will begin to expire in the year 2032. The deferred tax assets have been adjusted to reflect the recently enacted corporate tax rate of 21%.